THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 15, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                             UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               FORM 13F

                          FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC
Address:  1370 Avenue of the Americas
          New York, New York 10019

13F File Number:  028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Rivera, Esq.
Title:  Chief Financial Officer and General Counsel
Phone:  (212) 586-4333


/s/ Alan Rivera         New York, New York          August 14, 2008
------------------     ----------------------    ----------------------
     [Signature]          [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     2

Form 13F Information Table Value Total:     $19,506
                                            (thousands)


List of Other Included Managers:


1.       Name: MMI Investments, LP.         13F File Number: 028-12272


                                                    FORM 13F INFORMATION TABLE
Column 1            Column 2          Column 3    Column 4      Column 5    Column 6    Column 7         Column 8
--------            --------          --------    --------      --------    --------    --------         --------
                                                   VALUE   SHRS OR  PUT/    INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP       (X$1000) PRN AMT  CALL    DISCRETION  MANAGERS   SOLE    SHARED    NONE
COMMSCOPE INC       COM               203372107   13,683   392,864          SH          SOLE       (1)   392,864
UTI WORLDWIDE INC   ORD               G87210103    5,823   290,000          SH          SOLE       (1)   290,000


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